Share Based Compensation (Details 1)	6 Months Ended
Jun. 30, 2020 $ / shares
Share-based Payment Arrangement [Abstract]
Expected volatility, minimum	88.44%
Expected volatality, maximum	96.55%
Risk-free interest rate, minimum	0.65%
Risk-free interest rate, maximum	2.49%
Expected term from grant date (in years), minimum	5 years 2 months 30 days
Expected term from grant date (in years), maximum	7 years 3 months 15 days
Dividend rate
Dilution factor, minimum	$ 0.9909
Dilution factor, maximum	1
Fair value, minimum	1.55
Fair value, maximum	$ 10.52